Goodwill - Changes in carrying amount and impairment testing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2015
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 29,702	$ 29,702
Impairment	0	0	$ (174,008)
Exchange differences	0	0
Goodwill at end of period	29,702	29,702	29,702
Globe Specialty Metals Inc
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	29,702	29,702
Impairment	0	0
Exchange differences	0	0
Goodwill at end of period	29,702	29,702	$ 29,702
Percentage of equity interests acquired				100.00%
Silicon Metals And Silicon Alloys United States Segment [Member] | Globe Specialty Metals Inc
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	29,702
Goodwill at end of period	$ 29,702	$ 29,702